GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combination, Goodwill [Abstract]
Schedule of Goodwill
	March 31, 2017	December 31, 2016

Goodwill	$37,894	$37,894

	Year Ended December 31,
	2016	2015

Goodwill	$37,894	$-